BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF RESULTS OF OPERATIONS

The consolidated financial statements include the accounts and results of operations of the Company and its wholly owned subsidiaries listed in the following table:

Name of Subsidiary	Place of Incorporation	Ownership Interest
Draganfly Innovations Inc.	Canada	100%
Draganfly Innovations USA, Inc.	US	100%
Dronelogics Systems Inc.	Canada	100%

SCHEDULE OF FUNCTIONAL CURRENCIES

The functional currencies of the parent company and each subsidiary are as follows:

Draganfly Inc.	Canadian Dollar
Draganfly Innovations Inc.	Canadian Dollar
Draganfly Innovations USA, Inc.	US Dollar
Dronelogics Systems Inc.	Canadian Dollar

SCHEDULE OF FINANCIAL INSTRUMENTS

Financial assets/liabilities	Classification
Cash	Amortized cost
Accounts receivable	Amortized cost
Notes receivable	Amortized cost
Investments	Fair value through other comprehensive income
Accounts payable	Amortized cost
Customer deposits	Amortized cost
Loans payable	Amortized cost
Derivative liability	Fair value through profit or loss

SCHEDULE OF INTANGIBLE ASSETS USEFUL LIVES
Class of intangible asset	Useful live
Customer relationship	5 years
Brand	5 years
Software	5 years

SCHEDULE OF DEPRECIATION RATES
Class of equipment	Depreciation rate
Computer equipment	30%
Furniture and equipment	20%
Leasehold improvements	Expected lease term
Vehicles	30%